Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 462,103
Digital intangible assets (includes $2,673.5 and $1,997.4 million measured at fair value)	2,547,581
Digital financial assets	359,665
Digital assets loan receivable, net of allowance	579,530
Investments	834,812
Assets posted as collateral, net of allowance	277,147
Derivative assets	207,653
Accounts receivable (includes $4.3 and $4.6 million due from related parties)	55,279
Digital assets receivable	53,608
Loans receivable	476,620
Prepaid expenses and other assets	26,892
Total current assets	5,880,890
Non-current assets
Digital assets receivable	7,112
Investments (includes $1,184.0 and $745.5 million measured at fair value)	808,694
Digital intangible assets	20,979
Loans receivable, non-current	0
Property and equipment, net	237,038
Other non-current assets	107,105
Goodwill	58,037	$ 44,257
Total non-current assets	1,238,965
Total assets	7,119,855
Current liabilities
Derivative liabilities	165,858
Accounts payable and accrued liabilities (includes $0.0 and $96.9 million due to related parties)	281,531
Digital assets borrowed	1,497,609
Loans payable	510,718
Collateral payable	1,399,655
Other current liabilities	13,034
Total current liabilities	3,887,925
Non-current liabilities
Notes payable	845,186
Other non-current liabilities (includes $43.6 and $0.0 million due to related parties)	192,392
Total non-current liabilities	1,037,578
Total liabilities	4,925,503
Commitments and contingencies (Note 17)
Equity
GDH LP Unit Holders	2,194,352
Total liabilities and equity	7,119,855
Carrying Value
Current liabilities
Accounts payable and accrued liabilities (includes $0.0 and $96.9 million due to related parties)	281,531
Payable to customers — Cash	19,520
Related Party
Current assets
Accounts receivable (includes $4.3 and $4.6 million due from related parties)	4,600
Current liabilities
Accounts payable and accrued liabilities (includes $0.0 and $96.9 million due to related parties)	96,900
Non-current liabilities
Other non-current liabilities (includes $43.6 and $0.0 million due to related parties)	0
Galaxy Digital Holdings, LP
Current assets
Cash and cash equivalents	462,103	316,610
Digital intangible assets (includes $2,673.5 and $1,997.4 million measured at fair value)	2,547,581	972,429
Digital financial assets	359,665	74,386
Digital assets loan receivable, net of allowance	579,530	104,504
Investments	834,812	0
Assets posted as collateral, net of allowance	277,147	318,195
Derivative assets	207,653	173,209
Accounts receivable (includes $4.3 and $4.6 million due from related parties)	55,279	60,929
Digital assets receivable	53,608	14,686
Loans receivable	476,620	377,105
Prepaid expenses and other assets	26,892	36,924
Total current assets	5,880,890	2,448,977
Non-current assets
Digital assets receivable	7,112	6,174
Investments (includes $1,184.0 and $745.5 million measured at fair value)	808,694	735,103
Digital intangible assets	20,979	41,356
Loans receivable, non-current	0	10,259
Property and equipment, net	237,038	213,348
Other non-current assets	107,105	94,806
Goodwill	58,037	44,257
Total non-current assets	1,238,965	1,145,303
Total assets	7,119,855	3,594,280
Current liabilities
Derivative liabilities	165,858	160,642
Accounts payable and accrued liabilities (includes $0.0 and $96.9 million due to related parties)	281,531	140,376
Digital assets borrowed	1,497,609	398,277
Payable to customers — Cash		3,442
Loans payable	510,718	93,069
Collateral payable	1,399,655	581,362
Other current liabilities	13,034	40,936
Total current liabilities	3,887,925	1,418,104
Non-current liabilities
Notes payable	845,186	408,053
Other non-current liabilities (includes $43.6 and $0.0 million due to related parties)	192,392	56,952
Total non-current liabilities	1,037,578	465,005
Total liabilities	4,925,503	1,883,109
Commitments and contingencies (Note 17)
Equity
GDH LP Unit Holders	2,194,352	1,711,171
Total stockholder’s equity	2,194,352	1,711,171
Total liabilities and equity	7,119,855	3,594,280
Galaxy Digital Holdings, LP | Carrying Value
Current liabilities
Accounts payable and accrued liabilities (includes $0.0 and $96.9 million due to related parties)	281,531	140,376
Payable to customers — Cash	19,520	3,442
Galaxy Digital Holdings, LP | Related Party
Current assets
Accounts receivable (includes $4.3 and $4.6 million due from related parties)	4,200	1,600
Current liabilities
Accounts payable and accrued liabilities (includes $0.0 and $96.9 million due to related parties)	$ 96,900	$ 66,900